PRINCIPAL INVESTORS FUND, INC.



              This Prospectus describes a mutual fund organized by
                       Principal Life Insurance Company.





                The date of this Prospectus is December 6, 2000.










     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.



                                TABLE OF CONTENTS
              Fund Descriptions...............................................2

                  Moderate Funds
                     Partners LargeCap Blend Fund.............................4
                     Partners LargeCap Growth Fund I..........................6
                     Partners LargeCap Growth Fund II.........................8
                     Partners LargeCap Value Fund............................10
                     Partners MidCap Value Fund .............................12

                  Aggressive Funds
                     Partners SmallCap Growth Fund I.........................14
                     Partners SmallCap Growth Fund II........................16
                     Technology Fund.........................................18

                  Dynamic Fund
                     International Fund II...................................20

              General Information
                  The Costs of Investing.....................................22
                  Certain Investment Strategies and Related Risks............22
                  Management, Organization and Capital Structure.............26
                  Shareholder Information....................................28
                  Fund Account Information ..................................29

              Appendix.......................................................30

The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change very quickly over short-term periods.

FUND DESCRIPTIONS

Class I shares of the Principal Investors Fund are offered via this prospectus. Principal Management Corporation*, the "Manager" of each of the Funds, has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected.

                Fund                                                            Sub-Advisor

   International II                                       BT Funds Management (International) Limited ("BT")*
   Partners LargeCap Blend                                Federated Management Corporation ("Federated")
   Partners LargeCap Growth I                             Morgan Stanley Asset Management ("Morgan Stanley")
   Partners LargeCap Growth II                            American Century Investment Management, Inc. ("American Century")
   Partners LargeCap Value                                Alliance Capital Management L.P. through its Bernstein Investment
                                                            Research and Management unit ("Bernstein")
   Partners MidCap Value                                  Neuberger Berman Management Inc. ("Neuberger Berman")
   Partners SmallCap Growth I                             Neuberger Berman Management Inc. ("Neuberger Berman")
   Partners SmallCap Growth II                            Federated Management Corporation ("Federated")
   Technology                                             BT Funds Management (International) Limited ("BT")*

*Principal Management Corporation and BT are members of the Principal Financial Group(R).

Only eligible purchasers may buy Class I shares of the Funds. Eligible purchasers are limited to separate accounts of Principal Life Insurance Company and Principal Life Insurance Company or any of its subsidiaries or affiliates. The Board of Directors reserves the right to broaden or limit this designation of eligible purchaser.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

The Funds are each designed to be a portion of an investor's portfolio. None are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.


Fund Performance
Because the Funds are new and have not completed a full calendar year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information of a Fund after its first full calendar quarter of operations, contact us at www. principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


NOTE:Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

Moderate Funds

PARTNERS LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     0.75%
         Total Fund Operating Expenses     0.75%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $77     $240

                           Day-to-day Fund Management

    Since December, 2000    Co-Manager:   James  E.   Grefenstette,   CFA.   Mr.
     (Fund's inception)     Grefenstette joined Federated in 1992 and has been a
                            Portfolio  Manager and a Vice President of Federated
                            Investment  Management company since 1996. From 1994
                            until 1996, Mr. Grefenstette was a Portfolio Manager
                            and  an  Assistant   Vice   President  of  Federated
                            Investment   Management  Company.  Mr.  Grefenstette
                            received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

    Since December, 2000 Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined (Fund's inception) Federated as a Senior Portfolio Manager in 1977 and
                            has been an  Executive  Vice  President of Federated
                            Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated
                            Investment Management Company from 1989 to 1993. Mr.
                            Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial
                            Analyst designation.

    Since December, 2000    Co-Manager:  Bernard  J.  Picchi,  CFA.  Mr.  Picchi
    (Fund's inception)      joined   Federated   in  1999  as  a   Senior   Vice
                            President/Director   of  U.S.  Equity  Research  for
                            Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of
                            Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock
                            Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

    Since December, 2000    Co-Manager:  David P. Gilmore.  Mr.  Gilmore  joined
    (Fund's inception)      Federated in August 1997 as an  Investment  Analyst.
                            He was promoted to Senior Investment Analyst in July
                            1999 and  became  an  Assistant  Vice  President  of
                            Federated  in July 2000.  Mr.  Gilmore  was a Senior
                            Associate  with  Coopers & Lybrand from January 1992
                            to  May  1995.   He  earned  his  M.B.A.   from  the
                            University  of Virginia and has a B.S.  from Liberty
                            University. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS LARGECAP GROWTH FUND I

The Fund seeks long-term growth of capital.


Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.


Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     0.75%
         Total Fund Operating Expenses     0.75%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $77     $240

                           Day-to-day Fund Management

    Since December, 2000 Co-Manager: William S. Auslander, Principal of (Fund's inception) Morgan Stanley & Co. Incorporated and Morgan Stanley
                            Dean Witter Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an Equity Analyst and currently is a Portfolio Manager in Morgan
                            Stanley's Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995.
                            He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

    Since December, 2000 Co-Manager: Philip W. Friedman, Managing Director of (Fund's inception) Morgan Stanley & Co. Incorporated and Morgan Stanley
                            Dean  Witter  Investment  Management  Inc.  He was a
                            member of Morgan Stanley & Co. Incorporated's Equity
                            Research team (1990-1995)  before becoming  Director
                            of North America Research (1995-1997). Currently Mr.
                            Friedman is head of Morgan  Stanley's  Institutional
                            Equity Group. He holds a BA from Rutgers  University
                            and  an  MBA  from  the  J.L.   Kellogg   School  of
                            Management at Northwestern University.

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.00%
         Total Fund Operating Expenses     1.00%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $102     $318

                           Day-to-day Fund Management

    Since December, 2000 Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a (Fund's inception) Vice President and Portfolio Manager for American
                            Century Investments,  Mr. Woodhams has worked in the
                            financial  industry  since 1992 and joined  American
                            Century in 1997.  Previously,  he was Vice President
                            and  Director of Equity  Research at Texas  Commerce
                            Bank.  Mr.  Woodhams  holds a  Bachelor's  Degree in
                            Economics from Rice University and a Master's Degree
                            in  Economics  from the  University  of Wisconsin at
                            Madison.   He  has  earned  the  right  to  use  the
                            Chartered Financial Analyst designation.

    Since December, 2000 Co-Manager: C. Kim Goodwin. Ms. Goodwin was named (Fund's inception) Co-Chief Investment Officer for American Century's
                            domestic   growth   equity   discipline   in   2000.
                            Previously  she was Senior Vice President and Senior
                            Portfolio  Manager and has been a member of the team
                            that manages Growth since joining  American  Century
                            in 1997. Before joining American Century, she served
                            as Senior Vice  President and  Portfolio  Manager at
                            Putnam  Investments  from  1996 to  1997,  and  Vice
                            President  and   Portfolio   Manager  at  Prudential
                            Investments  from 1993 to 1996.  Ms. Goodwin holds a
                            Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public
                            Affairs from the University of Texas.

    Since December, 2000 Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a (Fund's inception) Portfolio Manager for American Century Investments.
                            Mr.  LeGard  joined  the  company  in  1999.  Before
                            joining the  company,  he was an Equity  Analyst for
                            USAA   Investment   Management   where  he  analyzed
                            technology   companies.   He  has   worked   in  the
                            investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial
                            Analyst designation.

PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     0.80%
         Total Fund Operating Expenses     0.80%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $82    $255

                           Day-to-day Fund Management


    Since December, 2000    Co-Manager:  Marilyn  G.  Fedak.  Ms.  Fedak,  Chief
    (Fund's inception)      Investment   Officer  of  U.S.  Value  Equities  and
                            Chairman of the U.S. Equity  Investment Policy Group
                            of the Bernstein  Investment Research and Management
                            unit   of   Alliance    Capital    Management   L.P.
                            ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since
                            1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business
                            School.

    Since December, 2000 Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz (Fund's inception) has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior
                            Portfolio Manager since 1997. He holds a BS from the
                            University   of   Missouri   and  an  MBA  from  the
                            University of California at Berkeley.


PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.00%
         Total Fund Operating Expenses     1.00%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $102    $318

                           Day-to-day Fund Management

    Since December, 2000 Robert I. Gendelman, Managing Director and Portfolio (Fund's inception) Manager, Neuberger Berman Management, Inc., since
                            1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Aggressive Growth

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.10%
         Total Fund Operating Expenses     1.10%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $112    $350

                           Day-to-day Fund Management

    Since December, 2000 Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice (Fund's inception) President of Neuberger Berman Management and
                            Managing  Director of  Neuberger  Berman,  LLC.  Mr.
                            Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

    Since December, 2000 Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice (Fund's inception) President of Neuberger Berman Management and
                            Managing  Director of  Neuberger  Berman,  LLC.  Ms.
                            Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio
                            Manager at another firm from 1981 to 1997.

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.00%
         Total Fund Operating Expenses     1.00%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $102    $318

                           Day-to-day Fund Management

    Since December, 2000 Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined (Fund's inception) Federated in 1994. He has been a Porfolio Manager since 1996 and served as an Assistant Vice President
                            of Federated Investment Management Company from 1997
                            to 1998.  He has been a Vice  President of Federated
                            Investment  Management Company since 1998. Mr. Sabol
                            was an Investment Analyst,  and then Equity Research
                            Coordinator  for  Federated  Investment   Management
                            Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon
                            University. He has earned the right to use the Chartered Financial Analyst designation.

    Since December, 2000 Co-Manager: Aash M. Shah, CFA. Mr. Shah joined (Fund's inception) Federated in 1993 and has been a Portfolio Manager
                            and  a  Vice   President  of  Federated   Investment
                            Management  Company  since  1997.  Mr.  Shah  was  a
                            Portfolio  Manager and served as an  Assistant  Vice
                            President of Federated Investment Management Company
                            from 1995 through 1996, and as an Investment Analyst
                            from 1993 to 1995.  Mr. Shah received his Masters in
                            Industrial   Administration   from  Carnegie  Mellon
                            University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.

TECHNOLOGY FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions . In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.00%
         Total Fund Operating Expenses     1.00%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $102    $318

                           Day-to-day Fund Management

     Since December, 2000 David Mills is Executive Vice President of BT and (Fund's inception) serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct
                            European investment vehicles offered by BT.

Dynamic Fund

INTERNATIONAL II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                Fund Operating Expenses

                                        Institutional
                                           Class

     Management Fees..................     1.00%
         Total Fund Operating Expenses     1.00%


                                    Examples

    The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

        Institutional Class  $102    $318

                           Day-to-day Fund Management

    Since December, 2000 Christopher Selth, Executive Vice President of BT, (Fund's inception) was appointed its head of International Equities in
                            1998 and its  joint  head of  Equities  in 1999.  He
                            joined BT in 1987 as an  Investment  Analyst  in the
                            retail unit trust  group.  In 1988,  he was assigned
                            the responsibility to cover European  equities.  Mr.
                            Selth  was  given  responsibility  for the  European
                            component  of all retail  unit trusts in March 1994.
                            Since  November  1996, he has been  responsible  for
                            institutional   and  retail  European   investments,
                            supervising   all  European   activities,   and  the
                            European funds  management  group.  Prior to joining
                            BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group
                            Treasurer. He holds a Bachelor's degree in Economics
                            (Honours) from the University of Sydney.


THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.


Ongoing Fees
Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. They reduce the value of each share. Because they are ongoing fees, they increase the cost of investing in the Funds. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.


CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The International II and Technology Funds each may invest up to 100% of its assets in foreign securities. The other Funds each may invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive investment measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year. No turnover rates are calculated for the Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into a Transfer Agency Agreement under which the Manager has agreed to provide transfer agency services. The Fund and the Manager have entered into a Portfolio Accounting Service Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory Agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Fund:             International II and Technology

Sub-Advisor:      BT  Funds  Management  (International)  Limited  ("BT")  is  a
                  related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group. Its address is The
                  Chifley Tower, 2 Chifley Square, Sydney NSW 2000 Australia. As of October 31, 2000, BT, together with BTFM, had approximately
                  $23.8 billion under management.

Fund:             Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh,  PA 15222-3779. As of October 31,
                  2000, Federated managed $131 billion in assets.

Fund:             Partners LargeCap Growth I

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020,  conducts a worldwide portfolio management business and provides a broad  range of  portfolio  management  services to customers  in the U.S. and abroad.  As of September  30, 2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $176.8 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American Century Investment  Management  ("American Century"),
                  Inc. was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of October 31, 2000,  American  Century managed over
                  $109.7 billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of September 30, 2000, Alliance managed $470 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund:             Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $56.5 billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Each Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their, hiring, termination and replacement. No Fund will rely on the order until it receives approval from the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners SmallCap Blend, Partners SmallCap Growth I and Partners SmallCap Growth II Funds have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

The share price for Class I shares is calculated by:
o    taking the current market value of the total assets of the Fund
o    subtracting   liabilities   of  the   Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of Class I shares from its portion
o    dividing the remainder by the total number of shares owned in Class I.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The International II and Technology Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Class I shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Redemption of Fund Shares
Each Fund sells its shares upon request. There is no charge for the sale. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.


Dividends and Distributions
The Funds pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long the shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Reservation of Rights
The Funds reserve the right to amend or terminate the special plans described in this prospectus. In addition, the Funds reserve the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.


Financial Statements
Shareholders will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

                                   APPENDIX A

RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation in December 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

                                   Appendix A

PERFORMANCE RESULTS - MODERATE FUNDS


                                                                 Average Annual Performance
                                                                (through September 30, 2000)

                                                            YTD     1 YR   3 YR    5 YR   10 YR
Partners LargeCap Blend Fund Institutional*
Federated Capital Appreciation Composite                    2.54   34.42  22.23   24.43   20.83
   S&P 500 Index                                           -5.28   13.28  16.44   21.69   19.44
   Average LargeCap Blend  Category (Morningstar)          -0.77   17.07  14.25   18.74   17.40

Partners LargeCap Growth Fund I Institutional*
Morgan Stanley Equity Growth Composite                      6.33   28.60  27.33   29.45   19.89
   S&P 500 Index                                           -5.28   13.28  16.44   21.69   19.44
   Average LargeCap Growth Category (Morningstar)           2.80   31.95  22.86   22.63   20.05

Partners LargeCap Growth Fund II Institutional*
American Century Growth Composite                           2.45   26.64  22.27   20.79   19.61
   Russell 1000 Growth Index                               -9.46   23.43  23.97   25.07
   Average LargeCap Growth Category (Morningstar)           2.80   31.95  22.86   22.63   20.05

Partners LargeCap Value Fund Institutional*
Sanford C. Bernstein Diversified Value Composite            3.50    5.00
   Russell 1000 Value Index                                 0.91    8.91  10.23   17.59
   Average LargeCap Value Category (Morningstar)            2.83   10.78   7.41   14.67   15.19

Partners MidCap Value Fund Institutional*
Neuberger Berman MidCap Value Composite                    21.79   35.08   4.73   15.66   16.60
   Russell Midcap Value Index                               0.96   13.00   5.96   14.07   17.81
   Average MidCap Value Category (Morningstar)              9.56   17.35   5.97   13.69   14.89


                                                                                        Annual Performance
                                                                                      (year ended December 31)
                                                         1999    1998   1997    1996    1995    1994    1993   1992    1991     1990
Partners LargeCap Blend Fund Institutional*
Federated Capital Appreciation Composite                 43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43    -4.43
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

Partners LargeCap Growth Fund I Institutional*
Morgan Stanley Equity Growth Composite                   40.03   20.00  31.79   31.45   45.19   3.17    4.27   5.95   25.57    -2.92
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund II Institutional*
American Century Growth Composite                        34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02    -3.83
   Russell 1000 Growth Index                             33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16    -0.26
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Value Fund Institutional*
Sanford C. Bernstein Diversified Value Composite          7.80
   Russell 1000 Value Index                               7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61    -8.08
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

Partners MidCap Value Fund Institutional*
Neuberger Berman MidCap Value Composite                   8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36    13.91
   Russell Midcap Value Index                            -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92   -16.08
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51

* Fund's inception 12/6/00.


PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                 Average Annual Performance
                                                                (through September 30, 2000)

                                                            YTD     1 YR   3 YR    5 YR   10 YR
Partners SmallCap Growth Fund I Institutional*
Neuberger Berman SmallCap Growth Composite                 -2.65   68.31
   Russell 2000 Growth Index                               -4.97   29.67   8.93   12.42
   Average SmallCap Growth Category (Morningstar)          11.50   55.99  18.43   18.83   20.04

Partners SmallCap Growth Fund II Institutional*
Federated Aggressive Growth Composite                     -13.82   40.11  23.14
   S&P/BARRA 600 Growth Index                               7.52   29.77   7.24   11.99
   Average SmallCap Growth Category (Morningstar)          11.50   55.99  18.43   18.83   20.04

Technology Fund Institutional*
   Average Technology Category (Morningstar)                2.87   69.87  44.30   31.98   31.51


                                                                                        Annual Performance
                                                                                      (year ended December 31)
                                                         1999    1998   1997    1996    1995    1994    1993   1992    1991     1990
Partners SmallCap Growth Fund I Institutional*
Neuberger Berman SmallCap Growth Composite              134.28
   Russell 2000 Growth Index                             43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.14
   Average SmallCap Growth Category (Morningstar)        61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Partners SmallCap Growth Fund II Institutional*
Federated Aggressive Growth Composite                   111.60    8.08  30.06
   S&P/BARRA 600 Growth Index                            12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48   -23.69
   Average SmallCap Growth Category (Morningstar)        61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Technology Fund Institutional*
   Average Technology Category (Morningstar)            136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92     0.54

* Fund's inception 12/6/00.


PERFORMANCE RESULTS - DYNAMIC FUNDS

                                                                 Average Annual Performance
                                                                (through September 30, 2000)

                                                            YTD     1 YR   3 YR    5 YR   10 YR
International Fund II Institutional*
   MSCI EAFE (Europe, Australia, Far East) Index--ND        -11.80   3.18   7.38    8.57   9.62
   Average Foreign Category (Morningstar)                   -10.79  13.84   9.59   10.81   9.92


                                                                                        Annual Performance
                                                                                      (year ended December 31)
                                                          1999    1998   1997    1996    1995   1994    1993   1992    1991     1990
International Fund II Institutional*
   MSCI EAFE (Europe, Australia, Far East) Index--ND     26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13   -23.45
   Average Foreign Category (Morningstar)                44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07   -10.90

* Fund's inception 12/6/00.


IMPORTANT NOTES TO THE APPENDIX

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.



Changes have been made to the prospectus for the Principal Investors Fund to update the performance information provided in Appendix A. Effective January 22, 2001, replace pages 30 through 34 with the following information.

                        SUPPLEMENT DATED JANUARY 22, 2001
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                                 CLASS I SHARES
                             DATED DECEMBER 6, 2000

                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The following tables set forth historical information about the Funds and client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. The client accounts may consist of individuals, institutions and other mutual funds. The composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                           Average Annual Performance
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                           (through December 31, 2000)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                           YTD       1YR       3 YR       5 YR      10 YR
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund I Institutional*                               4.07      4.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman SmallCap Growth Composite                                 -28.36    -28.36
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                  -22.43    -22.43       3.96      7.14      12.79
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              -5.71     -5.71      13.77     14.57      17.05
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund II Institutional*                            -12.17    -12.17
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Aggressive Growth Composite                                      -51.02    -51.02       3.86
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 600 Growth Index                                                   0.57      0.57       7.14     10.54
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              -5.71     -5.71      13.77     14.57      17.05
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional*                                             -12.35    -12.35
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MSCI Global Technology and Telecommunications Index                        -42.13    -42.13
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average Technology Category (Morningstar)                                  -33.13    -33.13      32.42     23.53      26.78
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                               Annual Performance
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                          2000      1999       1998      1997       1996
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund I Institutional*                               4.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman SmallCap Growth Composite                                 -28.36    134.28
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                  -22.43     43.09       1.23     12.95      11.26
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              -5.71     61.45       4.49     18.19      19.99
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund II Institutional*                            -12.17
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Aggressive Growth Composite                                      -51.02    111.60       8.08     30.06
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 600 Growth Index                                                   0.57     12.41      -1.31     25.58      21.32
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              -5.71     61.45       4.49     18.19      19.99
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional*                                             -12.35
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MSCI Global Technology and Telecommunications Index                        -42.13
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average Technology Category (Morningstar)                                  -33.13    136.50      52.41      9.58      20.31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                               Annual Performance
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                          1995      1994       1993      1992       1991
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund I Institutional*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman SmallCap Growth Composite
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                                   31.04     -2.43      13.36      7.77      51.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              35.44     -0.28      16.70     11.99      53.64
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund II Institutional*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Aggressive Growth Composite
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 600 Growth Index                                                  29.97     -4.78      18.79     21.05      48.48
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)                              35.44     -0.28      16.70     11.99      53.64
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MSCI Global Technology and Telecommunications Index
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Average Technology Category (Morningstar)                                   42.89     13.18      24.07     13.03      46.92
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - DYNAMIC FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                           Average Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                           (through December 31, 2000)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                         YTD        1 YR         3 YR         5 YR       10 YR
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
International Fund II Institutional*                                       -0.39       -0.39
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND                          -14.17      -14.17         9.34        7.13        8.24
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                                    -15.66      -15.66        10.61        9.43        9.57
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - DYNAMIC FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                               Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                        2000        1999         1998        1997        1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
International Fund II Institutional*                                       -0.39
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND                          -14.17       26.96        20.00        1.78        6.05
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                                    -15.66       44.49        13.00        5.43       12.39
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - DYNAMIC FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                               Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                        1995        1994         1993        1992        1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
International Fund II Institutional*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND                           11.21        7.78        32.56      -12.17       12.13
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                                      9.82       -0.40        36.71       -4.54       13.07
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - MODERATE FUNDS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                           Average Annual Performance
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                           (through December 31, 2000)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                      YTD       1 YR     3 YR      5 YR     10 YR
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Blend Fund Institutional*                             1.93      1.93
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Composite                               -3.76     -3.76     18.33    20.71
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          -9.11     -9.11     12.25    18.31     17.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)                          -6.97     -6.97     10.77    15.96     15.66
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund I Institutional*                         -5.80     -5.80
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Composite                                -11.00    -11.00     14.50    21.00     18.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          -9.11     -9.11     12.25    18.31     17.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                        -14.09    -14.09     16.53    18.10     17.13
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund II Institutional*                        -5.76     -5.76
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century Growth Composite                                     -14.71    -14.71     16.28    18.49     16.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                             -22.42    -22.42     12.72    18.12     17.33
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                        -14.09    -14.09     16.53    18.10     17.13
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Value Fund Institutional*                             4.85      4.85
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Sanford C. Bernstein Diversified Value Composite                       13.80     13.80
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                7.02      7.02      9.92    16.89     17.37
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)                           5.47      5.47      8.04    13.91     14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners MidCap Value Fund Institutional*                               6.44      6.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Value Composite                                29.70     29.70      7.78    16.30     16.80
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index                                             19.18     19.18      7.74    15.10     17.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)                            16.82     16.82      8.88    14.18     15.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - MODERATE FUNDS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                      2000     1999      1998      1997     1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Blend Fund Institutional*                             1.93
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Composite                               -3.76     43.39     20.08    30.62     18.39
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          -9.11     21.04     28.58    33.36     22.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)                          -6.97     19.72     21.95    27.43     20.37
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund I Institutional*                         -5.80
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Composite                                -11.00     39.42     21.11    31.40     31.23
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          -9.11     21.04     28.58    33.36     22.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                        -14.09     39.72     33.56    25.00     18.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund II Institutional*                        -5.76
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century Growth Composite                                     -14.71     34.68     36.77    29.28     14.92
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                             -22.42     33.16     38.71    30.49     23.12
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                        -14.09     39.72     33.56    25.00     18.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Value Fund Institutional*                             4.85
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Sanford C. Bernstein Diversified Value Composite                       13.80      7.80
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                                7.02      7.35     15.63    35.18     21.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)                           5.47      6.63     13.10    27.01     20.79
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners MidCap Value Fund Institutional*                               6.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Value Composite                                29.70      8.04    -10.66    32.66     28.08
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index                                             19.18     -0.11      5.09    34.37     20.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)                            16.82      7.78      3.92    26.04     20.50
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.


--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PERFORMANCE RESULTS - MODERATE FUNDS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                            (year ended December 31)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                                      1995     1994      1993      1992     1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Blend Fund Institutional*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Composite                               37.17     -0.30     11.31    11.37     27.43
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          37.58      1.32     10.08     7.62     30.47
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)                          31.99     -1.08     11.12     7.62     32.13
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund I Institutional*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Composite                                 45.03      3.18      4.32     5.99     25.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          37.58      1.32     10.08     7.62     30.47
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                         32.27     -2.32     10.31     5.83     43.69
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund II Institutional*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century Growth Composite                                      20.35     -1.49      3.76    -4.29     69.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                              37.19      2.66      2.90     5.00     41.16
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)                         32.27     -2.32     10.31     5.83     43.69
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners LargeCap Value Fund Institutional*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Sanford C. Bernstein Diversified Value Composite
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                               38.35     -1.99     18.12    13.81     24.61
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)                          32.28     -0.81     13.25     9.89     28.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Partners MidCap Value Fund Institutional*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Value Composite                                35.23     -1.89     16.44    17.52     22.36
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index                                             34.93     -2.13     15.62    21.68     37.92
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)                            29.27     -1.11     17.11    13.54     29.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

* Fund's inception 12/6/00.

IMPORTANT NOTES TO THE APPENDIX

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Morgan Stanley Capital International (MSCI) Technology and Telecommunications Index is composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.